Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Mr. Clarke was our principal executive officer (“PEO”) for the full year for each of 2024, 2023, 2022, 2021 and 2020. For 2024 and 2023, our non-PEO NEOs
were Mr. Panther, Ms. Vickery, Mr. Netto, and Mr. King. For 2022, our non-PEO NEOs were Ms. Vickery, Charles Freund, Mr. Netto, Mr. King, Alexey
Gavrilenya and John Coughlin. For 2021, our non-PEO NEOs were Mr. Freund, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto. For 2020, our non-PEO NEOs
were Mr. Freund, Eric Dey, Mr. Coughlin, Mr. Gavrilenya, and Mr. Netto.

Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the S&P 500® Data Processing & Outsourced Services Sub Industry Index (the
“PVP Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment, in the PVP Peer Group.

PEO Total Compensation Amount	$ 28,050,998	$ 2,669,024	$ 3,986,998	$ 57,923,473	$ 1,311,225
PEO Actually Paid Compensation Amount	$ 48,357,542	21,140,906	(24,347,434)	31,186,881	(325,275)
Adjustment To PEO Compensation, Footnote	For each of Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year certain amounts, including the following amounts for 2024:

Item and Value Added (Deducted)	2024

For Mr. Clarke: Summary Compensation Table Total:	$28,050,998

- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($16,550,353)
- SCT “Option Awards” column value	($10,268,500)
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$20,922,646
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$26,202,751
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$48,357,542
11. PAY VERSUS PERFORMANCE DISCLOSURE

For Non-PEO NEOs (Average): Summary Compensation Table Total:	$4,025,133

- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($2,423,967)
- SCT “Option Awards” column value	($925,026)
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$3,733,833
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$1,113,450
+ vesting date fair value of equity awards granted and vested in Covered Year	$3,066
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$20,190
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$5,546,679

Non-PEO NEO Average Total Compensation Amount	$ 4,025,133	3,076,074	3,883,399	4,524,830	2,179,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,546,679	5,914,216	208,386	2,515,971	2,244,485
Adjustment to Non-PEO NEO Compensation Footnote	For each of Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year certain amounts, including the following amounts for 2024:

Item and Value Added (Deducted)	2024

For Mr. Clarke: Summary Compensation Table Total:	$28,050,998

- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($16,550,353)
- SCT “Option Awards” column value	($10,268,500)
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$20,922,646
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	—
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$26,202,751
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$48,357,542
11. PAY VERSUS PERFORMANCE DISCLOSURE

For Non-PEO NEOs (Average): Summary Compensation Table Total:	$4,025,133

- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	($2,423,967)
- SCT “Option Awards” column value	($925,026)
+ year-end fair value of outstanding equity awards granted in Covered Year that were outstanding as of Covered Year-end	$3,733,833
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$1,113,450
+ vesting date fair value of equity awards granted and vested in Covered Year	$3,066
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$20,190
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—
Compensation Actually Paid:	$5,546,679

Compensation Actually Paid vs. Total Shareholder Return	TSR and Peer TSR vs. Compensation Actually Paid
Compensation Actually Paid vs. Net Income	Net Income vs. Compensation Actually Paid
Compensation Actually Paid vs. Company Selected Measure	Adjusted EPS-COMP vs. Compensation Actually Paid
Total Shareholder Return Vs Peer Group	TSR and Peer TSR vs. Compensation Actually Paid
Tabular List, Table

Most Important Financial Performance Measures
Adjusted EPS-COMP
GAAP Revenue, as adjusted
Stock Price

Total Shareholder Return Amount	$ 117.62	98.22	63.84	77.80	94.82
Peer Group Total Shareholder Return Amount	164.12	149.36	98.20	118.74	124.60
Net Income (Loss)	$ 1,004,000,000	$ 982,000,000	$ 954,000,000	$ 839,000,000	$ 704,000,000
Company Selected Measure Amount	19.49	17.18	15.54	12.66	5.78
PEO Name	(1)Mr. Clarke
Additional 402(v) Disclosure	For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value
$0.001 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the
NYSE on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year, three-year, four-year, and five-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2024, 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
	Net income is calculated in accordance with United States Generally Accepted Accounting Principles.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS-COMP
Non-GAAP Measure Description	Adjusted EPS-COMP is Adjusted EPS (or adjusted net income per diluted share), calculated as set forth on Appendix A, further adjusted to exclude the impact of (a) the macro-environment (including foreign exchange rates, fuel prices, tax rates, fuel price spreads and interest rate fluctuations), and (b)
	acquisitions and divestitures.
Measure:: 2
Pay vs Performance Disclosure
Name	GAAP Revenue, as adjusted
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,922,646
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,202,751
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,550,353)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,268,500)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,733,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,113,450
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,066
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,190
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,423,967)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (925,026)